Summary of significant accounting policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Linx Sistemas e Consultoria Ltda.
Subsidiaries
Ownership percentage	99.99%	99.99%
Linx Telecomunicaes Ltda.
Subsidiaries
Ownership percentage	99.99%	99.99%
Napse S.R.L.
Subsidiaries
Ownership percentage	100.00%	100.00%
Synthesis Holding LLC.
Subsidiaries
Ownership percentage	100.00%	100.00%
Retail Renda Fixa Crdito Privado Fundo de Investimento
Subsidiaries
Ownership percentage	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI
Subsidiaries
Ownership percentage	100.00%	100.00%
Sback Tecnologia da Informacao
Subsidiaries
Ownership percentage		100.00%
Linx Pay Meios de Pagamentos Ltda.
Subsidiaries
Ownership percentage	100.00%	100.00%
Hiper Software S.A.
Subsidiaries
Ownership percentage	100.00%	100.00%
SetaDigital Sistemas Gerenciais Ltda
Subsidiaries
Ownership percentage		100.00%
Esmeralda Servicos Digitais Ltda
Subsidiaries
Ownership percentage	100.00%
Safira Servicos Digitais Ltda
Subsidiaries
Ownership percentage	100.00%
Ametista Servicos Digitais Ltda
Subsidiaries
Ownership percentage	100.00%
Diamante Servicos Digitais Ltda
Subsidiaries
Ownership percentage	100.00%
RRA Ferreira ME
Subsidiaries
Ownership percentage	100.00%
CR Sistemas Ltda
Subsidiaries
Ownership percentage	100.00%	0.00%
Mercadapp Solucoes em Software Ltda
Subsidiaries
Ownership percentage	100.00%